MARKETABLE SECURITIES (Schedule of investment income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Interest income	$ 13,176	$ 8,422	$ 3,097
Dividend income	57,717	54,526	41,666
Gain (loss) on sale of marketable securities	23,734	(36,999)	6,455
Total	$ 94,627	$ 25,949	$ 51,218